Other Long Term Assets - Schedule of Other Long-Term Assets (Parenthetical) (Details) - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Other Assets, Noncurrent [Abstract]
Net of doubtful advances	$ 92,244	$ 100,036
Long Term Loans and advances to related parties	$ 0	$ 198,757